UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5161

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	02/28/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Intermediate Bond Fund
February 28, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.6%	Rate (%)	Date	Amount ($)	Value ($)

New York--95.7%
Buffalo
(Insured; FGIC)	5.00	12/1/12	1,800,000	1,906,380
Buffalo
(Insured; FGIC)	5.13	12/1/14	2,820,000	2,998,760
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Bonds (Insured;
MBIA)	5.00	9/1/19	1,985,000	2,154,976
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/09	745,000	753,404
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/09	1,055,000	1,066,900
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/10	1,110,000	1,126,717
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/10	740,000	751,144
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/11	1,160,000	1,177,087
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/11	825,000	837,152
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/12	1,225,000	1,242,640
City School District of the City
of Niagara Falls, COP (High
School Facility) (Insured; FSA)	5.00	6/15/19	3,250,000	3,498,755
City School District of the City
of Niagara Falls, COP (High
School Facility) (Insured;
MBIA)	5.63	6/15/13	2,045,000	2,275,737
Erie County,

Public Improvement (Insured;
MBIA)	5.25	4/1/18	2,000,000	2,189,140
Hempstead Town Industrial
Development Agency, Civic
Facility Revenue (Hofstra
University Civic Facility)	5.25	7/1/18	1,730,000	1,845,495
Hempstead Town Industrial
Development Agency, RRR
(American Ref Fuel Project)	5.00	6/1/10	6,000,000	6,166,800
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	5.50	5/1/09	1,140,000	1,150,659
Long Island Power Authority,
Electric System General
Revenue (Insured; AMBAC)	5.50	12/1/11	5,000,000	5,397,000
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	5.80	9/1/15	2,000,000 a	1,998,520
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	1/1/12	1,830,000 b	1,954,147
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	7/1/12	3,820,000 b	4,103,482
Nassau County
General Improvement (Insured;
FSA)	5.75	3/1/10	4,955,000 b	5,262,705
Nassau County Health Care Corp.,
Health System Revenue
(Insured; FSA)	6.00	8/1/09	4,000,000 b	4,291,840
New York City	5.00	11/1/12	2,000,000	2,121,900
New York City	5.25	8/1/17	2,295,000	2,490,695
New York City	5.25	10/15/19	5,000,000	5,380,200
New York City	5.00	4/1/20	3,500,000	3,746,050
New York City	5.00	8/1/20	2,000,000	2,145,500
New York City	5.00	8/1/22	2,000,000	2,154,880
New York City	5.25	10/15/22	2,000,000	2,158,140
New York City
(Insured; FSA)	5.25	10/15/19	1,450,000	1,577,904
New York City Health and Hospital
Corp., Health System Revenue	5.25	2/15/17	1,550,000	1,598,577
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.10	5/1/08	500,000	508,440
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.25	5/1/08	555,000 b	575,962
New York City Industrial
Development Agency, Civic

Facility Revenue (College of
Aeronautics Project)	5.30	5/1/08	585,000 b	607,429
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal Federation
Project)	5.00	7/1/12	1,460,000	1,552,987
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal Federation
Project)	5.25	7/1/15	1,640,000	1,791,011
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/20	2,775,000	3,040,179
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	2,750,000	2,932,132
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	2,500,000	2,950,600
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.00	1/1/10	2,780,000	2,865,124
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/16	2,000,000	2,205,800
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/18	2,830,000	3,105,783
New York City Transit Authority,
Metropolitan Transportation
Authority, Triborough Bridge
and Tunnel Authority, COP
(Insured; AMBAC)	5.63	1/1/13	2,675,000	2,838,148
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/22	3,000,000	3,274,740
New York City Transitional Finance
Authority, Future Tax Secured

Revenue	5.25	5/15/09	3,000,000 b	3,135,570
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	2,115,000 b	2,262,902
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	2,885,000 b	3,086,748
New York Convention Center
Development Corp., Revenue
(Hotel Unit Fee Secured)
(Insured; AMBAC)	5.00	11/15/18	3,440,000	3,737,216
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The Long Island
College Hospital)	6.00	8/15/15	2,930,000	3,222,561
New York State Dormitory
Authority, LR (Court
Facilities - Westchester
County)	5.00	8/1/10	5,570,000	5,763,836
New York State Dormitory
Authority, Revenue (Carmel
Richmond Nursing Home) (LOC;
Allied Irish Bank PLC)	5.00	7/1/15	2,000,000	2,069,900
New York State Dormitory
Authority, Revenue (Catholic
Health - Long Island
Obligation Group)	5.00	7/1/10	1,370,000	1,411,525
New York State Dormitory
Authority, Revenue (Catholic
Health - Long Island
Obligation Group)	5.00	7/1/11	1,585,000	1,643,677
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FGIC)	5.75	7/1/16	2,000,000	2,130,240
New York State Dormitory
Authority, Revenue (FIT
Student Housing Corp.)
(Insured; FGIC)	5.25	7/1/16	3,755,000	4,108,345
New York State Dormitory
Authority, Revenue (Lenox Hill
Hospital Obligated Group)	5.75	7/1/15	1,000,000	1,062,470
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/12	1,450,000	1,561,549
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/13	2,605,000	2,798,369
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/14	2,305,000 b	2,530,706

New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/18	445,000	481,997
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured; FSA)	4.00	2/15/14	1,750,000 c	1,781,412
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.00	7/1/11	850,000	858,568
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.00	7/1/13	1,000,000	1,008,910
New York State Dormitory
Authority, Revenue (Municipal
Health Facilities Improvement
Program) (Insured; FSA)	5.50	1/15/13	1,350,000	1,442,313
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/13	1,450,000	1,549,310
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/14	1,855,000	1,998,095
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/16	2,055,000	2,202,734
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/19	1,395,000	1,490,725
New York State Dormitory
Authority, Revenue (North
Shore Long Island Jewish Group)	5.00	5/1/18	3,280,000	3,436,686
New York State Dormitory
Authority, Revenue (NYSARC,
Inc.) (Insured; FSA)	5.00	7/1/12	1,100,000	1,172,248
New York State Dormitory
Authority, Revenue (Park Ridge
Housing, Inc.)
(Collateralized; FNMA)	6.13	8/1/15	2,875,000	3,083,610
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/12	1,000,000	1,074,660
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/14	5,430,000	5,885,088
New York State Dormitory
Authority, Revenue (Saint

Barnabas Hospital) (Insured;
AMBAC)	5.25	8/1/15	2,135,000	2,281,098
New York State Dormitory
Authority, Revenue (Schools
Program)	5.25	7/1/11	1,435,000	1,498,040
New York State Dormitory
Authority, Revenue (Schools
Program) (Insured; MBIA)	5.25	7/1/10	1,670,000	1,744,716
New York State Dormitory
Authority, Revenue (State
Service Contract - Albany
County)	5.25	4/1/08	1,210,000 b	1,243,239
New York State Dormitory
Authority, Revenue (State
University Educational
Facility) (Insured; FGIC)	5.25	5/15/13	2,500,000	2,675,250
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges)	5.25	7/1/18	2,000,000	2,173,480
New York State Dormitory
Authority, Secured HR
(Interfaith Medical Center)
(Insured; MBIA)	5.38	2/15/12	3,340,000	3,436,292
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	5,000,000 b	5,476,900
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)
(Insured; FSA)	5.00	3/15/21	5,000,000	5,396,350
New York State Environmental
Facilities Corp., State
Personal Income Tax Revenue
(Environment) (Insured; FGIC)	5.38	1/1/13	1,000,000 b	1,092,440
New York State Environmental
Facilities Corp., SWDR (Waste
Management, Inc. Project)	4.45	7/1/09	2,000,000	2,006,020
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	1,000,000	1,014,490
New York State Housing Finance
Agency, Revenue (Service
Contract Obligation)	5.25	3/15/11	3,465,000	3,550,828
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000	1,526,238
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)

(Insured; FGIC)	5.00	9/15/20	1,270,000	1,367,942
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FGIC)	5.75	4/1/10	2,000,000 b	2,145,320
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund (Insured;
AMBAC)	6.97	4/1/18	5,000,000 d,e	5,441,100
New York State Urban Development
Corp., Corporate Purpose -
Subordinated Lien	5.13	7/1/18	4,550,000	4,898,121
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.63	11/15/14	1,350,000	1,426,478
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/18	5,000,000	5,428,800
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	4.25	1/1/17	755,000	779,417
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	4.30	1/1/18	845,000	871,888
Rensselaer County Industrial
Development Agency, IDR
(Albany International Corp.)
(LOC; Bank of America)	7.55	6/1/07	2,000,000	2,017,260
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	5.00	11/1/12	1,455,000	1,512,036
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	5.00	11/1/13	1,000,000	1,045,200
Suffolk County Judicial Facilities
Agency, Service Agreement
Revenue (John P Cohalan
Complex) (Insured; AMBAC)	5.00	4/15/16	2,720,000	2,834,539
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/18	4,775,000	5,159,483
Tobacco Settlement Financing Corp.
of New York, Asset-Backed

Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/21	3,000,000	3,264,960
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/12	4,450,000	4,810,406
Triborough Bridge and Tunnel
Authority, Special Obligation
Revenue (Insured; MBIA)	5.13	1/1/14	3,000,000 b	3,272,250
Westchester County Industrial
Development Agency, Resource
Recovery Equity Bonds
(Westchester Resco Co. Project)	5.50	7/1/09	2,650,000	2,686,994
Westchester Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	4.50	6/1/21	2,800,000	2,773,372
Yonkers,
GO (Insured; AMBAC)	5.25	6/1/09	2,110,000 b	2,205,857
U.S. Related--3.9%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 b	2,137,060
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 b	3,205,590
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000	1,069,200
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	4,230,000	4,343,491
Total Long-Term Municipal Investments
(cost $264,478,353)				273,575,736
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.9%	Rate (%)	Date	Amount ($)	Value ($)

New York;
New York City
(LOC; California Public
Employees Retirement System)	3.59	3/1/07	1,000,000 f	1,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.61	3/1/07	1,410,000 f	1,410,000
Total Short-Term Municipal Investments
(cost $2,410,000)				2,410,000
Total Investments (cost $266,888,353)			100.5%	275,985,736
Liabilities, Less Cash and Receivables			(.5%)	(1,335,676)
Net Assets			100.0%	274,650,060

a	Variable rate security--interest rate subject to periodic change.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Purchased on a delayed delivery basis.

d Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, this security amounted to $5,441,100 or 2.0% of net assets.
e Collateral for floating rate borrowings.
f Securities payable on demand. Variable interest rate--subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 25, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)